Related parties - narrative (Details) - USD ($) $ in Millions		7 Months Ended	12 Months Ended
	Aug. 05, 2019	Aug. 05, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions			$ 0	$ 0	$ 0
Lundin Petroleum AB [Member]
Disclosure of transactions between related parties [line items]
Purchases of of goods with related party		$ 107
Revenue from sale of goods, related party transactions				296
Lundin Petroleum AB [Member] | Maximum (%) [member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	20.10%
Lundin Petroleum AB [Member] | Minimum (%) [member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	4.90%
Equinor ASA [member]
Disclosure of transactions between related parties [line items]
Ownership interests held by shareholder			67.00%
Equinor ASA [member] | Lease liabilities [member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions			$ 372
Related Party Lease Contract Term			The lease contracts extend to the years 2034 and 2037
Equinor ASA [member] | Gassco AS [member]
Disclosure of transactions between related parties [line items]
Settlement of liabilities by entity on behalf of related party, related party transactions			$ 1,396	1,351	1,155
Equinor ASA [member] | Lundin Petroleum AB [Member]
Disclosure of transactions between related parties [line items]
Purchases of of goods with related party				879	176
Norwegian State [member] | Oil and gas assets [member]
Disclosure of transactions between related parties [line items]
Purchases of of goods with related party			7,505	8,604	7,352
Norwegian State [member] | Tjeldbergodden [member]
Disclosure of transactions between related parties [line items]
Purchases of of goods with related party			$ 36	$ 49	$ 39
Folketrygdfondet [member]
Disclosure of transactions between related parties [line items]
Ownership interests held by shareholder			3.40%